Non-controlling interests	12 Months Ended
Dec. 31, 2011
Non-controlling interests
13	Non-controlling interests

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Balance as of January 1	7,869,561	5,134,306	814,852
Share of loss for the year	(2,735,255)	(4,686,297)	(743,750)
Balance as of December 31	5,134,306	448,009	71,102

Non-controlling interests as of December 31, 2010 and 2011 represented the non-controlling shareholder’s equity interest in Sunrisk.